Related Party Disclosures	6 Months Ended
Jun. 30, 2026
Related Party Disclosures [Abstract]
Related party disclosures
26.	Related party disclosures

a)	The condensed consolidated interim financial statements include the financial statements of the Company and its subsidiaries and its respective ownership listed below:

% equity interest
Reflexivity LLC	100
Valour Inc.	100
Valour Europe AG	100
DeFi Middle East DMCC	100
Stillman Digital Inc.	100
Stillman Bermuda Ltd.	100
Valour Funds SPC	100
Valour Digital Securities Limited	0

b)	Compensation of key management personnel of the Company

In accordance with IAS 24, key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Company directly or indirectly, including any directors (executive and non-executive) of the Company. The remuneration of directors and key executives is determined by the remuneration committee having regard to the performance of individuals and market trends. The remuneration of directors and other members of key management personnel during the three and six months ended June 30, 2026 and 2025 were as follows:

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
Short-term benefits	$1,915,905	$627,902	$3,728,134	$1,118,933
Shared-based payments	938,483	648,674	1,942,333	914,280
	$2,854,388	$1,276,576	$5,670,467	$2,033,213
c)	During the year ended December 31, 2025, the Company incurred $502,545 in legal fees to a firm in which a former director of the Company is a partner.

The Company announced a full-stack sovereign finance framework to modernize the $100 trillion sovereign debt market with SovFi, an entity held by the CEO, an Advisor and the President of the Company. The Company incurred no legal fees related to SovFi in the six months ended June 30, 2026 (December 31, 2025 - $20,000). The $20,000 was repaid by SovFi in full in May 2026. The Company has a diversified base of investors. To the Company’s knowledge, no one holds more than 10% of the Company’s shares on a basic share and partially diluted share basis as at June 30, 2026 and December 31, 2025.

d)	The Company’s directors and officers may have investments in and hold management and/or director and officer positions in some of the investments that the Company holds. The following is a list of total investments and the nature of the relationship of the Company’s directors or officers with the investment as of June 30, 2026 and December 31, 2025.

Investment	Nature of relationship to investment	Estimated Fair Value
Global Benchmarks AB*	Share ownership of investee by director (Per Von Rosen)	199,875
Total investment - June 30, 2026		$199,875

*	Private company

Investment	Nature of relationship to investment	Estimated Fair Value
ZKP Corporation*	Former Director (Olivier Roussy Newton) of investee	$1,000,000
Global Benchmarks AB*	Share ownership of investee by director (Per Von Rosen)	199,875
Total investment - December 31, 2024		$1,199,875

*	Private company